Bank borrowings	12 Months Ended
Mar. 31, 2017
Bank borrowings
Bank borrowings
Bank borrowings

19.   Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31
	2016	2017
	(in millions of RMB)
US$4.0 billion syndicated loan denominated in US$ (i)	—	27,346
Long-term borrowings (ii)	1,871	3,613
Short-term borrowings (iii)	4,304	5,948

	6,175	36,907
Less: current portion	(4,304)	(5,948)

Non-current portion	1,871	30,959

(i)

During the year ended March 31, 2017, the Company completed the drawdown of a five-year US$4.0 billion syndicated loan, which was entered into with a group of eight lead arrangers. The loan has a five-year bullet maturity and is priced at 110 basis points over LIBOR. The related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions).

(ii)

As of March 31, 2016 and 2017, the Company had long-term borrowings from banks with weighted average interest rates of approximately 4.9% and 4.6%, respectively. Other loans are collateralized by a pledge of certain land use rights, buildings and leasehold improvements, bank deposits and construction in progress in the PRC with carrying values of RMB3,583 million and RMB6,680 million as of March 31, 2016 and 2017, respectively. Such borrowings are all denominated in RMB.

(iii)

As of March 31, 2016 and 2017, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged at interest rates ranging from 4.0% to 7.1% and 1.7% to 4.8% per annum, respectively. Such borrowings are denominated in RMB or US$.

In April 2017, the Company replaced its US$3.0 billion revolving credit facility, which was not drawn, with a new revolving credit facility provided by certain financial institutions for an amount of US$5.15 billion which has not yet been drawn down. The interest rate on any outstanding utilized amount under this new credit facility is calculated based on LIBOR plus 95 basis points. This facility is reserved for general corporate and working capital purposes (including acquisitions).

As of March 31, 2017, the borrowings will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	5,948
Between 1 to 2 years	1,229
Between 2 to 3 years	1,459
Between 3 to 4 years	254
Between 4 to 5 years	27,350
Beyond 5 years	667

36,907